Investment	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Investment

9. Investment

During the year ended December 31, 2009, the Company invested $50,000 in a five-year Floating Rate Note (“FRN”) issued by HSBC Bank Middle East Limited, which was recorded in the consolidated balance sheet at amortized cost as the Company intended to hold the investment until its maturity on October 14, 2014. Subject to certain conditions, the Company could borrow up to 80% of the FRN amount. The Company received interest on a quarterly basis, based on the three-month USD LIBOR plus a margin of 1.5%. The FRN matured in October 14, 2014.